Organization and Description of Business		1 Months Ended	12 Months Ended
	Jul. 02, 2025	Jun. 30, 2025	Sep. 30, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Description of Business

NOTE 1 — ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

Organization and General

Hyperliquid Strategies Inc (the “Company”) is a shell company incorporated on July 2, 2025, as a Delaware corporation. The Company was formed for the purpose of effecting a proposed Merger (See Note 4).

As of July 2, 2025, the Company had not commenced any operations. All activity as of July 2, 2025 (inception), relates to the Company’s formation. The Company will not generate any operating revenues until after the proposed Merger, at the earliest.

Liquidity and Going Concern Considerations

As of July 2, 2025, the Company had no cash available for working capital purposes. The Company currently has insufficient funds to pay its liabilities, absent any additional funding, which obtaining such funding is uncertain.

On July 11, 2025, Rorschach I LLC, a Delaware corporation (“Rorschach”), Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), the Company, TBS Merger Sub Inc, a Delaware corporation and wholly owned subsidiary of the Company (“Sonnet Merger Sub”) and Rorschach Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Rorschach Merger Sub”), entered into a entered into a Business Combination Agreement (the “Transaction Agreement”) pursuant to which, subject to the terms and conditions contained in the Transaction Agreement, (i) Rorschach Merger Sub will merge with and into Rorschach, with Rorschach surviving the Rorschach Merger as a direct wholly owned subsidiary of the Company and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub will merge with and into Sonnet (the “Sonnet Merger” and, together with the Rorschach Merger, the “Mergers”), with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of the Company.

The Company may have insufficient funds available to operate the business prior to completing the Mergers. Moreover, the Company may need to obtain additional financing to complete the Mergers. In addition, following the Mergers, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

The Company has until July 11, 2026 (the “Outside Date”), provided that the Outside Date may be extended by either party for up to 60 days in the event that the SEC has not declared effective a registration statement by the date which is 60 days prior to the Outside Date, or by Sonnet or the Company if the requisite stockholder approval shall fail to have been obtained. Upon termination of the Transaction Agreement under specified circumstances, Sonnet may be required to pay Rorschach a termination fee of $2.5 million (the “Termination Fee”) or up to $1 million to reimburse Rorschach for any expenses incurred in connection with the Transaction Agreement and the transactions contemplated thereby (the “Expense Reimbursement”). In no event will Sonnet be required to pay both the Termination Fee and the Expense Reimbursement. Although the Company intends to consummate the Mergers on or before July 11, 2026, it is uncertain whether the Company will be able to consummate the Mergers by this time. In connection with the Company’s assessment of going concern considerations in accordance with ASC Subtopic 205-40, “Presentation of Financial Statements – Going Concern”, Management has determined that should the Mergers not occur and any potential subsequent dissolution, as well as the potential for the Company to have insufficient funds available to operate its business prior to completing the Mergers, raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts and classification of assets or liabilities should the Company liquidate after July 11, 2026.

Risks and Uncertainties

The continuing military conflict between the Russian Federation and Ukraine, the military actions between Hamas and Israel and the risk of escalations of other military conflicts have created and are expected to create global economic consequences. The specific impact on the Company’s financial condition, results of operations, cash flows and completion of the Mergers is not determinable as of the date of these financial statements.

Sonnet BioTherapeutics Holdings, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Description of Business

1. Organization and Description of Business

Description of business

Sonnet BioTherapeutics, Inc. (“Prior Sonnet”) was incorporated as a New Jersey corporation on April 6, 2015. Prior Sonnet completed a merger with publicly-held Chanticleer Holdings, Inc. (“Chanticleer”) on April 1, 2020. After the merger, Chanticleer changed its name to Sonnet BioTherapeutics Holdings, Inc. (“Sonnet” or the “Company”). Sonnet is a clinical stage, oncology-focused biotechnology company with a proprietary platform for innovating biologic medicines of single or bifunctional action. Known as FHAB™ (Fully Human Albumin Binding), the technology utilizes a fully human single chain antibody fragment (scFv) that binds to and “hitch-hikes” on human serum albumin (“HSA”) for transport to target tissues. Sonnet designed the FHAB construct to improve drug accumulation in solid tumors, as well as to extend the duration of activity in the body. FHAB development candidates can be produced in mammalian cell culture, which enables glycosylation of the interleukins, thereby reducing the risk of immunogenicity, as well as E. coli. Sonnet believes its FHAB technology, for which it received a U.S. patent in June 2021, is a distinguishing feature of its biopharmaceutical platform. The approach is well suited for future drug development across a range of human disease areas, including in oncology, autoimmune, pathogenic, inflammatory, and hematological conditions.

Sonnet’s lead proprietary asset, SON-1010, is a fully human version of Interleukin 12 (“IL-12”), covalently linked to the FHAB construct, for which Sonnet is pursuing clinical development in solid tumor indications, including ovarian cancer, soft tissue sarcoma, colorectal cancer, and breast cancer. In March 2022, the U.S. Food and Drug Administration (the “FDA”) cleared Sonnet’s Investigational New Drug (“IND”) application for SON-1010. This allowed the Company to initiate a U.S. clinical trial (SB101) in oncology patients with solid tumors during the second calendar quarter of 2022. In September 2021, the Company created a wholly-owned Australian subsidiary, SonnetBio Pty Ltd (“Subsidiary”), for the purpose of conducting certain clinical trials. Sonnet received approval and initiated an Australian clinical study (SB102) of SON-1010 in healthy volunteers during the third calendar quarter of 2022 and published the final results of that study in February 2024. Interim safety, tolerability, and efficacy data from the SB101 study was most recently reported in March 2025, following successful completion of dose escalation in December 2024.

In January 2023, Sonnet announced a collaboration agreement with Roche for the clinical evaluation of SON-1010 with atezolizumab (Tecentriq®). The companies have entered into a Master Clinical Supply Agreement (“MCSA”), along with ancillary Quality and Safety Agreements, to study the safety and efficacy of the combination of SON-1010 and atezolizumab in a platinum-resistant ovarian cancer (“PROC”) patient setting. Further, the companies have provided SON-1010 and atezolizumab, respectively, for use in the Phase 1b/Phase 2a combination safety, dose-escalation, and proof-of-concept (“POC”) study (SB221). Part 1 of this 2-part study was approved in June 2023 by the local Human Research Ethics Committee in Australia under CT-2023-CTN-01399-1 and the Therapeutic Goods Administration has been notified. In August 2023, the FDA accepted the IND for SB221. The trial consists of a modified 3+3 dose-escalation design in Part 1 to establish a maximum tolerated dose (“MTD”) of SON-1010 with a fixed dose of atezolizumab. Clinical benefit in PROC will be confirmed in an expansion group. Since the highest dose has been well tolerated, the Safety Review Committee recommended adding a seventh cohort using a maintenance dose that was 25% higher to study its safety and effect before proceeding to the randomized Phase 2a portion in patients with PROC at one of the two highest doses. Part 2 of the study will then investigate SON-1010 in combination with atezolizumab, or the standard of care (“SOC”) for PROC in a randomized comparison to show POC. Interim safety, tolerability, and efficacy data from the SB221 study was most recently reported in April 2025, following completion of the initial dose escalation series.

In January 2025, Sonnet announced an expansion of its Phase 1 SB101 clinical study of SON-1010 to add a new cohort to evaluate its effect in combination with trabectedin (Yondelis®), following the successful completion of monotherapy dose escalation. Trabectedin is an alkylating DNA-binding agent that was approved in the U.S. as a second-line treatment in early 2024 for patients with undetectable, metastatic liposarcoma or leiomyosarcoma who have received a prior anthracycline-containing regimen. It is also known to activate tumor macrophages toward a pro-inflammatory phenotype. The Company believes that SON-1010 has the potential to complement that activity by activating the NK and T cells in the TME to secrete more interferon-gamma (IFNγ), which is considered to be important for anti-tumor control. The initial safety and tolerability of this approach was reported in March 2025 and top line data is expected by the end of calendar 2025. This cohort is also fully enrolled, bringing the total number of people exposed to SON-1010 to 99 to date, including 45 with soft tissue sarcoma and 30 with PROC. Partial responses have been seen in both indications at the highest dose.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Unaudited Interim Consolidated Financial Statements

The Company acquired the global development rights to its most advanced compound, SON-080, a fully human version of Interleukin 6 (“IL-6”), in April 2020 through its acquisition of the outstanding shares of Relief Therapeutics SA. Sonnet is advancing SON-080 in target indications of Chemotherapy-Induced Peripheral Neuropathy (“CIPN”) and Diabetic Peripheral Neuropathy (“DPN”). Sonnet received approval to initiate an ex-U.S. Phase 1b/2a study with SON-080 in CIPN (SB211) during the third quarter of 2022. The Data Safety Monitoring Board (“DSMB”) overseeing the study met during the first calendar quarter of 2024 and cleared the trial to proceed to Part 2. Following the completion of the DSMB review, Sonnet announced initial safety data from the CIPN study. The objective was to consider completing the Phase 2 study, pending the outcome of any partnering activity; given the business priorities at the time, the SB211 study was put on hold. On October 8, 2024, the Company entered into a License Agreement (the “Alkem Agreement”) with Alkem Laboratories Limited (“Alkem”) to develop and commercialize SON-080 for DPN in India initially, and potentially CIPN as well as autonomic neuropathy. Alkem will conduct all clinical trials that it believes appropriate to obtain regulatory approval in India for SON-080 for the treatment of DPN.

SON-1210 (IL12-FHAB-IL15), Sonnet’s lead bifunctional construct, combines FHAB with single-chain human IL-12 and human Interleukin 15 (“IL-15”). This compound is being developed for solid tumor indications, including colorectal and pancreatic cancer. In February 2023, Sonnet announced the successful completion of two IND-enabling toxicology studies with SON-1210 in non-human primates. In August 2024, the Company entered into a Master Clinical Collaboration Agreement (the “SOC Agreement”) with the Sarcoma Oncology Center (“SOC”) to advance the development of SON-1210. An Innovative Immuno Oncology Consortium (“IIOC”) that is funded by the SOC will conduct an investigator-initiated Phase 1b/2a study of SON-1210 in pancreatic cancer. The IIOC submitted a pre-IND package to the FDA in November 2024. Based on the FDA feedback, preparations for the full IND submission package are underway.

SON-1411 (IL18-FHAB-IL12) is a bifunctional combination of human Interleukin 18 (“IL-18”), which was modified to resist the inhibitory binding interaction with the IL-18 binding protein, and single-chain human IL-12 for solid tumor cancers. Cell line development and titer/bioactivity assessments are underway. The SON-1411 development program has been re-engaged with a focus on cell line development and in vivo evaluation in an appropriate humanized mouse model.

Sonnet has completed sequence confirmation for SON-3015 (anti-IL6-FHAB-anti-TGFβ). Early-stage bifunctional drug has been generated and is being stored for future use in in vivo mice studies. The Company has elected to place the SON-3015 development program on hold for expense reduction purposes.

As discussed more fully in Note 8, the Company entered into a business combination agreement in July 2025. Subject to the terms and conditions in the agreement, upon closing of the transaction Sonnet will become a wholly owned subsidiary of Hyperliquid Strategies, Inc. and will continue to focus on the development of its existing biotech assets.

Liquidity

The Company has incurred recurring losses and negative cash flows from operations since inception and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. The Company believes its cash at June 30, 2025 of $0.3 million, in addition to $10.5 million raised in July 2025 through the through the sale of convertible notes, preferred stock and warrants and the exercise of certain outstanding warrants (see Note 8), will fund the Company’s projected operations into February 2026. Substantial additional financing will be needed by the Company to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists. The unaudited interim consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Unaudited Interim Consolidated Financial Statements

The Company plans to secure additional capital in the future through equity or debt financings, including sales pursuant to its ChEF Purchase Agreement (the “Purchase Agreement”) with Chardan Capital Markets, LLC (“Chardan”), related to a “ChEF,” Chardan’s committed equity facility (the “Facility”); partnerships; collaborations; or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations.

Operations since inception have consisted primarily of organizing the Company, securing financing, developing technologies through research and development and conducting preclinical and clinical first in human (“FIH”) studies. The Company faces risks associated with companies whose products are in development. These risks include the need for additional financing to complete its research and development, achieving its research and development objectives, defending its intellectual property rights, retaining skilled personnel, and dependence on key members of management.

1. Organization and Description of Business

Description of business

Sonnet BioTherapeutics, Inc. (“Prior Sonnet”) was incorporated as a New Jersey corporation on April 6, 2015. Prior Sonnet completed a merger with publicly-held Chanticleer Holdings, Inc. (“Chanticleer”) on April 1, 2020. After the merger, Chanticleer changed its name to Sonnet BioTherapeutics Holdings, Inc. (“Sonnet” or the “Company”). Sonnet is a clinical stage, oncology-focused biotechnology company with a proprietary platform for innovating biologic medicines of single or bifunctional action. Known as FHAB® (Fully Human Albumin Binding), the technology utilizes a fully human single chain antibody fragment (scFv) that binds to and “hitch-hikes” on human serum albumin (“HSA”) for transport to target tissues. Sonnet designed the construct to improve drug accumulation in solid tumors, as well as to extend the duration of activity in the body. FHAB development candidates can be produced in mammalian cell culture, which enables glycosylation of the interleukins, thereby reducing the risk of immunogenicity, as well as E. coli. Sonnet believes its FHAB technology, for which it received a U.S. patent in June 2021, is a distinguishing feature of its biopharmaceutical platform. The approach is well suited for future drug development across a range of human disease areas, including in oncology, autoimmune, pathogenic, inflammatory, and hematological conditions.

Sonnet’s lead proprietary asset, SON-1010, is a fully human version of Interleukin 12 (“IL-12”), covalently linked to the FHAB construct, for which Sonnet is pursuing clinical development in solid tumor indications, including ovarian cancer, non-small cell lung cancer and head and neck cancer. In March 2022, the FDA cleared Sonnet’s Investigational New Drug (“IND”) application for SON-1010. This allowed the Company to initiate a U.S. clinical trial (SB101) in oncology patients with solid tumors during the second calendar quarter of 2022. In September 2021, the Company created a wholly-owned Australian subsidiary, SonnetBio Pty Ltd (“Subsidiary”), for the purpose of conducting certain clinical trials. Sonnet received approval and initiated an Australian clinical study (SB102) of SON-1010 in healthy volunteers during the third calendar quarter of 2022. Interim safety and tolerability data from the SB101 and SB102 studies were reported in April 2023.

In January 2023, Sonnet announced a collaboration agreement with Roche for the clinical evaluation of SON-1010 with atezolizumab (Tecentriq®). The companies have entered into a Master Clinical Trial and Supply Agreement (“MCSA”), along with ancillary Quality and Safety Agreements, to study the safety and efficacy of the combination of SON-1010 and atezolizumab in a platinum-resistant ovarian cancer (“PROC”) patient setting. Further, the companies will provide SON-1010 and atezolizumab, respectively, for use in the Phase 1b/Phase 2a combination safety, dose-escalation, and proof-of-concept study (SB221). Part 1 of this 2-part study was approved in June 2023 by the local Human Research Ethics Committee in Australia under CT-2023-CTN-01399-1 and the Therapeutic Goods Administration has been notified. In August 2023, the FDA accepted the IND for SB221. The trial consists of a modified 3+3 dose-escalation design in Part 1 to establish the maximum tolerated dose (“MTD”) of SON-1010 with a fixed dose of atezolizumab. Clinical benefit in PROC will be confirmed in an expansion group to establish the recommended Phase 2 dose (“RP2D”). Part 2 of the study will then investigate SON-1010 in combination with atezolizumab, or the standard of care (“SOC”) for PROC in a randomized comparison to show proof-of-concept (“POC”).

As part of the ongoing cost-cutting efforts, all antiviral development with SON-1010 has been suspended.

The Company acquired the global development rights to its most advanced compound, SON-080, a fully human version of Interleukin 6 (“IL-6”), in April 2020 through its acquisition of the outstanding shares of Relief Therapeutics SA. Sonnet is advancing SON-080 in target indications of Chemotherapy-Induced Peripheral Neuropathy (“CIPN”) and Diabetic Peripheral Neuropathy (“DPN”). Sonnet received approval to initiate an ex-U.S. Phase 1b/2a study with SON-080 in CIPN during the third quarter of 2022. The Data Safety Monitoring Board (“DSMB”) overseeing the study met during the first calendar quarter of 2024 and cleared the trial to proceed to Part 2. Following the completion of the DSMB review, Sonnet announced initial safety data from the CIPN study. Pursuant to a license agreement the Company entered into with New Life Therapeutics Pte, Ltd. (“New Life”) of Singapore in May 2021, Sonnet and New Life would have been jointly responsible for developing SON-080 in DPN. The objective will be to analyze the data and to consider initiating a Phase 2 study, pending the outcome of any partnering activity.

SON-1210 (IL12-FHAB-IL15), Sonnet’s lead bifunctional construct, combines FHAB with single-chain human IL-12 and human Interleukin 15 (“IL-15”). This compound is being developed for solid tumor indications, including colorectal cancer. In February 2023, Sonnet announced the successful completion of two IND-enabling toxicology studies with SON-1210 in non-human primates. Sonnet is prepared to initiate the regulatory authorization process for SON-1210, pending the outcome of any partnering activity.

SON-1411 (IL18-FHAB-IL12) is a bifunctional combination of human Interleukin 18 (“IL-18”), which was modified to resist interaction with the IL-18 inhibitor binding protein, and single-chain human IL-12 for solid tumor cancers. Cell line development and process development are ongoing, with early experimental drug supply suitable for formulation and analytical method development activities. After some delays in 2023, activities will continue through 2024 with the potential to generate a drug suitable for preclinical studies and subsequent human studies.

Sonnet has completed sequence confirmation for SON-3015 (anti-IL6-FHAB-anti-TGFβ). Early-stage bifunctional drug has been generated and is being stored for future use in in vivo mice studies. The Company has elected to place the SON-3015 development program on hold for expense reduction purposes.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

Liquidity

The Company has incurred recurring losses and negative cash flows from operations since inception and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. The Company’s cash and cash equivalents at September 30, 2024 were $0.1 million. This, combined with approximately $7.7 million raised through the sale of common stock and warrants in November and December 2024 (Note 10), $0.7 million received in November 2024 to satisfy the incentive tax receivable (Note 10) and $0.5 million received in October 2024 as an upfront payment related to the Alkem Agreement, which after tax withholdings resulted in a net payment of $0.4 million (Note 10), will fund the Company’s projected operations into July 2025. Substantial additional financing will be needed by the Company to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to secure additional capital in the future through equity or debt financings, partnerships, collaborations, or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations.

Operations since inception have consisted primarily of organizing the Company, securing financing, developing technologies through research and development and conducting preclinical studies. The Company faces risks associated with companies whose products are in development. These risks include the need for additional financing to complete its research and development, achieving its research and development objectives, defending its intellectual property rights, recruiting and retaining skilled personnel, and dependence on key members of management.

RORSCHACH I LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization and Description of Business

NOTE 1 — ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

Organization and General

Rorschach I LLC (the “Company”) is a shell company incorporated on June 13, 2025, as a Delaware corporation. The Company was formed for the purpose of receiving contributions of cash and HYPE Tokens in coordination with the terms of a proposed Merger (See Note 4).

As of June 30, 2025, the Company had not commenced any operations. All activity from June 13, 2025 (inception) through June 30, 2025, relates to the Company’s formation and completion of the proposed Merger (See Note 4). The Company will not generate any operating revenues until after the completion of the proposed Merger, at the earliest.

Liquidity and Going Concern Considerations

As of June 30, 2025, the Company had no cash available for working capital purposes. The Company currently has insufficient funds to pay its liabilities, absent any additional funding, while obtaining such funding is uncertain.

On July 11, 2025, the Company, Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), Hyperliquid Strategies Inc, a Delaware corporation (“Pubco”), TBS Merger Sub Inc, a Delaware corporation and wholly owned subsidiary of Pubco (“Sonnet Merger Sub”) and Rorschach Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of Pubco (“Rorschach Merger Sub”), entered into a Business Combination Agreement (the “Transaction Agreement”) pursuant to which, subject to the terms and conditions contained in the Transaction Agreement, (i) Rorschach Merger Sub will merge with and into the Company, with the Company surviving the Rorschach Merger as a direct wholly owned subsidiary of Hyperliquid Strategies Inc and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub will merge with and into Sonnet (the “Sonnet Merger” and, together with the Rorschach Merger, the “Mergers”), with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of Pubco.

The Company may have insufficient funds available to operate our business prior to completing the Mergers. Moreover, the Company may need to obtain additional financing to complete the Mergers. In addition, following the Mergers, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

The Company has until July 11, 2026 (the “Outside Date”), provided that the Outside Date may be extended by either party for up to 60 days in the event that the SEC has not declared effective a registration statement by the date which is 60 days prior to the Outside Date, or by Sonnet or the Company if the requisite stockholder approval shall fail to have been obtained. Upon termination of the Transaction Agreement under specified circumstances, Sonnet may be required to pay the Company a termination fee of $2.5 million (the “Termination Fee”) or up to $1 million to reimburse the Company for any expenses incurred in connection with the transaction Agreement and the transactions contemplated thereby (the “Expense Reimbursement”). In no event will Sonnet be required to pay both the Termination Fee and the Expense Reimbursement. Although the Company intends to consummate the Mergers on or before July 11, 2026, it is uncertain whether the Company will be able to consummate the Mergers by this time. In connection with the Company’s assessment of going concern considerations in accordance with ASC Subtopic 205-40, “Presentation of Financial Statements – Going Concern”, Management has determined that should the Mergers not occur and any potential subsequent dissolution, as well as the potential for the Company to have insufficient funds available to operate its business prior to completing the Mergers, raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts and classification of assets or liabilities should the Company liquidate after July 11, 2026.

Risks and Uncertainties

The continuing military conflict between the Russian Federation and Ukraine, the military actions between Hamas and Israel and the risk of escalations of other military conflicts have created and are expected to create global economic consequences. The specific impact on the Company’s financial condition, results of operations, cash flows and completion of the Mergers is not determinable as of the date of these financial statements.